Dispositions, Assets and Liabilities Held for Sale and Impairments (Details)	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) MW	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($) MW	Jun. 30, 2019 USD ($) MW	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 Rate	Dec. 31, 2016
Noncash Contribution of Assets by Noncontrolling Interest									$ 0	$ 84,000,000.0	$ 0
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed									32,400,000	0	0
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals)
Make Whole Premium on Extinguishment of Long-term Debt									5,000,000.0	13,500,000	46,100,000
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									156,400,000	70,600,000	87,100,000
Asset Impairment Charges
Utilities Operating Expense, Operations									2,743,700,000	2,979,200,000	2,525,200,000
Plant Retirement Costs - Unrecovered Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									93,000,000
Vertically Integrated Utilities [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									92,900,000	3,400,000	33,600,000
Vertically Integrated Utilities [Member] | Welsh Plant Unit 2 [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges											19,000,000
Vertically Integrated Utilities [Member] | Turk Generating Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges											15,000,000
Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									31,000,000.0	47,700,000	53,500,000
Generation and Marketing [Member] | Gavin, Waterford, Darby and Lawrenceburg Plants [Member]
Competitive generation assets sold to a nonaffiliated party (in MWs). | MW						5,329
Cash Proceeds from Sales of Assets, Investing Activities											2,200,000,000
Cash Proceeds from Disposition of Plant, Net											1,200,000,000
Pre-tax Gain on Sale of Plants											226,000,000
Transmission and Distribution Companies [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									$ 32,500,000	0	0
AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	54.69%								54.69%
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									$ 32,500,000	0	0
Asset Impairment Charges
Utilities Operating Expense, Operations									492,000,000.0	488,900,000	453,100,000
AEP Transmission Co [Member]
Asset Impairment Charges
Utilities Operating Expense, Operations									93,900,000	83,800,000	60,100,000
Appalachian Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									92,900,000	0	0
Asset Impairment Charges
Utilities Operating Expense, Operations									567,600,000	511,600,000	503,100,000
Appalachian Power Co [Member] | Plant Retirement Costs - Unrecovered Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									93,000,000
Indiana Michigan Power Co [Member]
Cost of Purchased Power from Affiliate									214,900,000	237,900,000	223,900,000
Asset Impairment Charges
Utilities Operating Expense, Operations									641,200,000	585,400,000	591,300,000
Ohio Power Co [Member]
Cost of Purchased Power from Affiliate									156,000,000.0	135,300,000	108,500,000
Asset Impairment Charges
Utilities Operating Expense, Operations									742,600,000	771,300,000	516,000,000.0
Public Service Co Of Oklahoma [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals)
Make Whole Premium on Extinguishment of Long-term Debt									3,000,000.0	0	0
Asset Impairment Charges
Utilities Operating Expense, Operations									315,000,000.0	372,800,000	315,100,000
Southwestern Electric Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									0	0	33,600,000
Asset Impairment Charges
Utilities Operating Expense, Operations									348,000,000.0	$ 384,200,000	318,300,000
Conesville Generating Station (Unit No. 4) [Member] | Generation and Marketing [Member]
Asset Impairment Charges
Fair Value of Impaired Assets	$ 0								$ 0
Utilities Operating Expense, Operations	$ 31,000,000
Other Assets [Member] | Corporate and Other [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges				$ 21,000,000
Merchant Coal-Fired Generation Assets [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges						$ 4,000,000
Zimmer Plant Assets [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges						$ 7,000,000
Racine Hydroelectric Plant [Member] | Generation and Marketing [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges			$ 35,000,000		$ 43,000,000
Asset Impairment Charges
Fair Value of Impaired Assets			$ 0		$ 0						0
Conesville Generating Station (Unit No. 4) [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	83.50%								83.50%	83.50%			43.50%
J.M. Stuart Generating Station [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share													26.00%
Wm. H. Zimmer Generating Station [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share													25.40%
Wm. H. Zimmer Generating Station [Member] | Coal [Member] | Generation and Marketing [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share													25.40%
Oklaunion Generating Station (Unit No. 1) [Member] | AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	54.70%								54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Public Service Co Of Oklahoma [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	15.60%								15.60%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	70.30%								70.30%	70.30%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member] | AEP Texas Inc. [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	54.70%								54.70%	54.70%			54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal [Member] | Public Service Co Of Oklahoma [Member]
Jointly Owned Utility Plant, Proportionate Ownership Share	15.60%								15.60%	15.60%
AEP Wind Holdings LLC [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired									$ 134,800,000
WindGenerationMWs | MW		724
AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Percentage of an Asset Acquired		75.00%					75.00%					50.00%
WindGenerationMWs | MW		724
Noncash or Part Noncash Acquisition, Value of Assets Acquired		$ 1,100,000,000
Asset Impairment Charges
Noncash or Part Noncash Acquisition, Debt Assumed							$ 364,000,000
Payments to Acquire Businesses, Gross							$ 580,400,000
Maximum Potential Amount of Future Payments Associated with Guarantee	$ 175,000,000								175,000,000
Guarantor Obligations, Current Carrying Value	$ 34,000,000								34,000,000
AEP Wind Holdings LLC [Member] | Indiana Michigan Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate									9,000,000
AEP Wind Holdings LLC [Member] | Ohio Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate									17,000,000
AEP Wind Holdings LLC [Member] | Southwestern Electric Power Co [Member] | Generation and Marketing [Member]
Cost of Purchased Power from Affiliate									10,000,000
Santa Rita East [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired									118,800,000
Santa Rita East [Member] | Generation and Marketing [Member]
WindGenerationMWs | MW							227
Asset Impairment Charges
Payments to Acquire Businesses, Gross								$ 356,000,000
Current Liabilities [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed							$ 12,900,000
Current Assets [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							8,800,000
Property, Plant and Equipment [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							238,100,000
Asset Retirement Obligation [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed							5,700,000
Equity Method Investments [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							404,000,000.0
Liabilities, Total [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed							18,600,000
Other Noncurrent Assets [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							82,900,000
Noncontrolling Interest [Member]
Noncash Contribution of Assets by Noncontrolling Interest									253,400,000	$ 0	$ 0
Noncontrolling Interest [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash Contribution of Assets by Noncontrolling Interest							134,800,000
Total Assets [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Other Assets Acquired							733,800,000
Total Liabilities And Equity [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed							$ 153,400,000
2019 Texas Base Rate Case [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									33,000,000
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									33,000,000
2019 Texas Base Rate Case [Member] | AEP Texas Inc. [Member] | Transmission and Distribution Companies [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									33,000,000
Virginia Legislation Affecting Earnings Reviews [Member] | Plant Retirement Costs - Unrecovered Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									93,000,000
Virginia Legislation Affecting Earnings Reviews [Member] | Appalachian Power Co [Member] | Plant Retirement Costs - Unrecovered Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									93,000,000
Virginia Legislation Affecting Earnings Reviews [Member] | Appalachian Power Co [Member] | Vertically Integrated Utilities [Member] | Plant Retirement Costs - Unrecovered Plant [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Asset Impairments and Other Related Charges									$ 93,000,000